2 SIGNIFICANT ACCOUNTING POLICIES: Financial instruments (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Financial instruments

Financial instruments

The Company adopted IFRS 9 on January 1, 2018. IFRS 9 set out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.

IFRS 9 largely retained the existing requirements in IAS 39 for the classification and measurement of financial liabilities and the adoption of IFRS 9 has not had a significant effect on our accounting policies related to financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale. Under IFRS 9, on initial recognition, a financial asset is classified as measured at: fair value through profit and loss (“FVTPL”), fair value through other comprehensive income (“FVOCI”) or at amortized cost. In addition, the standard amended some of the requirements of IFRS 7, Financial Instruments: Disclosures, including the requirement for added disclosures about investments in equity instruments measured at FVOCI and guidance on financial liabilities and derecognition of financial instruments. The Company adopted the standard on January 1, 2018. Retrospective application was required, but there was no requirement to restate comparative periods disclosed.

(a) Classification

The following summarizes the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 in the following table:

Measurement Categories
Financial instruments:	IAS 39	IAS 9
Cash	FVTPL	Amortized cost
Accounts receivable	Loans and receivables	Amortized cost
Deposits and prepaid assets	Amortized cost	Amortized cost
Accounts payable and accrued liabilities	Other financial liabilities	Amortized cost
Due to related parties	Other financial liabilities	Amortized cost
Working capital line of credit	Other financial liabilities	Amortized cost

The Company determined the modifications made did not result in a material difference under the new classification of IFRS 9.

(b) Measurement

Financial assets

Financial assets at FVTOCI

Elected investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income.

Financial assets at amortized cost

Financial assets at amortized cost are initially recognized at fair value, plus adjustments for transaction costs, and then subsequently measured at amortized cost using the effective interest rate method, with gains and losses recorded as a charge against earnings. Transaction costs related to financial assets measured at fair value, through the consolidated statements of comprehensive loss, are expensed as incurred.

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of operations. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are included in the consolidated statements of operations in the period in which they arise.

Financial liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or amortized cost.

Financial liabilities classified as amortized cost are initially recognized at fair value less directly attributable transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial instrument and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial instrument or, where appropriate, a shorter period. The Company’s trade and other payables, dues to related parties, and working capital line of credit are classified as amortized cost.

(c) Impairment of financial assets at amortized cost

A financial asset carried at amortized cost is considered impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flow of that asset and that the estimated future cash flow of that asset can be estimated reliability. An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. For trade receivables, the Company uses a combined approach of specific account identification and a provision matrix to estimate the lifetime expected impairment. For all other financial assets, the Company uses specific identification to determine the amount of expected impairment. Losses are recognized in the consolidated statement of operations and comprehensive loss and reflected as an expected credit loss allowance against the financial asset. When a subsequent event causes the amount of the allowance to decrease, the decrease in allowance is reversed through the consolidated statement of operations and comprehensive loss.

The adoption of the expected credit loss impairment model under IFRS 9 had no material impact on the carrying amounts of our financial assets on the transition date given the financial assets measured at amortized cost are composed of cash and accounts receivable and no impairment has been recognized at the report date.